Capital stock (Details) - Number of Common Shares - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Number of shares outstanding	10,436,313	10,436,313	10,436,313
Amount	$ 81,014	$ 81,014	$ 81,014